Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net Sales	$ 6,513,366	$ 7,069,042	$ 28,083,985	$ 28,449,941
Cost of Goods Sold	5,552,574	4,760,424	21,554,285	22,747,615
Gross Profit	960,792	2,308,618	6,529,700	5,702,326
General and Administrative Expenses	1,736,839	1,780,166	7,047,300	8,278,720
(Loss) Income from Operations	(776,047)	528,452	(517,600)	(2,576,394)
Other (Expense) Income
Other Income	69,300	5,697	(39,875)	346,835
Interest Expense, Including Amortization of Debt Issuance Costs	(191,110)	(200,896)	(795,810)	(764,934)
Total Other Expense	(121,810)	(195,199)	(835,685)	(418,099)
(Loss) Income Before Provision for (Benefit) Income Taxes	(897,857)	333,253	(1,353,285)	(2,994,493)
Provision for Income Taxes		9,588	439,942	(514,832)
Net (Loss) Income	$ (897,857)	$ 323,665	$ (1,793,227)	$ (2,479,661)
Net (Loss) Income per Common Share
Basic	$ (0.02)	$ 0.01	$ (0.05)	$ (0.07)
Diluted	$ (0.02)	$ 0.01	$ (0.05)	$ (0.07)
Weighted Average Number of Common Shares Outstanding
Basic	36,953,087	36,920,226	36,920,226	36,688,266
Diluted	36,953,087	36,920,226	36,920,226	36,688,266